Basis of Accounting	6 Months Ended
Jul. 31, 2019
Basis Of Presentation [Abstract]
Basis of Accounting
Basis of Accounting
The unaudited condensed consolidated interim financial statements of Summit Therapeutics plc ('Summit') and its subsidiaries (together, the 'Group') for the three and six months ended July 31, 2019 have been prepared in accordance with IAS 34 'Interim Financial Reporting', other International Financial Reporting Standards ('IFRS') and International Financial Reporting Interpretations Committee (‘IFRIC’) interpretations as issued by the International Accounting Standards Board and with those parts of the Companies Act 2006 applicable to companies reporting under IFRS including those applicable to accounting periods ending January 31, 2020 and the accounting policies set out in Summit’s consolidated financial statements. There have been no changes to the accounting policies as contained in the annual consolidated financial statements as of and for the year ended January 31, 2019 other than as described below. During the year ended January 31, 2019, the Group re-assessed the allocation of certain staff related expenses, amounts totaling £0.4 million during the three months ended July 31, 2018 and £0.7 million during the six months ended July 31, 2018, previously reported as general and administration expenses. These are now presented as research and development expenses. These condensed consolidated interim financial statements do not include all information required for full statutory accounts within the meaning of section 434 of Companies Act 2006 and should be read in conjunction with the consolidated financial statements of the Group as at January 31, 2019 (the ‘2019 Accounts’). The 2019 Accounts, on which the Company’s auditors delivered an unqualified audit report, are available on the Group's website at www.summitplc.com and were delivered to the Registrar of Companies following the 2019 Annual General Meeting. The auditor’s report did not contain any statement under section 498 of the Companies Act 2006 but did contain a statement from the auditors drawing the shareholders’ attention to the Group’s need to raise additional capital as noted below.
These unaudited condensed consolidated interim financial statements were authorized for issue by the Board of Directors on October 11, 2019.
The interim financial statements have been prepared assuming the Group will continue on a going concern basis. Based on management's forecasts, the Group's existing cash and cash equivalents, anticipated payments from BARDA under its contract for the development of ridinilazole and anticipated payments from CARB-X under its contract for the development of its gonorrhea antibiotic candidate are expected to be sufficient to enable the Group to fund its operating expenses and capital expenditure requirements through to at least January 31, 2020. The Group will need to raise additional funding in order to support, beyond this date, its planned research and development efforts, its preparatory commercialization related activities should ridinilazole receive marketing approval, as well as to support activities associated with operating as a public company in the United States and the United Kingdom.

The Group is evaluating various options to finance its cash needs through a combination of some, or all, of the following: equity offerings, collaborations, strategic alliances, grants and clinical trial support from government entities, philanthropic, non-government and not-for-profit organizations and patient advocacy groups, debt financings, and marketing, distribution or licensing arrangements. Whilst the Group believes that funds would be available in this manner before the end of January 2020, there can be no assurance that the Group will be able to generate funds, on terms acceptable to the Group, on a timely basis or at all, which would impact the Group’s ability to continue as a going concern.

Management has identified specific mitigating actions which it would be required to take in the near future should the Group be unable to raise additional funding, including, amongst others, a slow-down of its ongoing Phase 3 clinical trials and suspending its Discuva Platform activities and associated research programs. Should the Group be required to take these steps, it is currently expected that its current and anticipated cash and cash equivalents would be sufficient through to at least October 31, 2020. The failure of the Group to obtain sufficient funds on acceptable terms when needed would therefore have a material adverse effect on the Group’s business, results of operations and financial condition.

These circumstances represent a material uncertainty which may cast and raise significant doubt on the Group’s ability to continue as a going concern. The interim financial statements do not contain any adjustments that might result if the Group was unable to continue as a going concern.

The Group’s activities and results are not exposed to any seasonality.

1. Basis of Accounting (continued)
Adoption of IFRS 16 'Leases'
IFRS 16 specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. The standard is effective for reporting periods beginning on or after January 1, 2019 and replaces the accounting standard IAS 17 'Leases'. Two adoption methods are permitted for transition: retrospectively to all prior reporting periods presented in accordance with IAS 8 'Accounting Policies, Changes in Accounting Estimates and Errors', with certain practical expedients permitted; or retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

Accounting policy
At inception of a contract, the Group assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group recognizes a right-of-use asset within property, plant and equipment and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method. The lease term includes periods covered by an option to extend if the Group is reasonably certain to exercise that option and periods covered by an option to terminate if it is reasonably certain not to exercise that option. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method and is remeasured when there is a change in future contractual lease payments or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.

The Group adopted this new standard effective February 1, 2019, as required, using the full retrospective transition method in accordance with IAS 8 'Accounting Policies, Changes in Accounting Estimates and Errors'. Under this method, the Group will adjust its results for the years ended January 31, 2018, and 2019, and applicable interim periods, as if IFRS 16 had been effective for those periods. The Group has assessed the effect of adoption of this standard as it relates to its UK leased properties in Oxford and Cambridge and has concluded that any other contracts are not within the scope of IFRS 16 or are of low value, for which the Group has elected not to apply the requirement of IFRS 16.

Due to the adoption of IFRS 16, the Group has recognized both right-of-use assets and lease liabilities related to its UK leased properties. The Group no longer recognizes a lease incentive accrual and has reclassified some costs from research and development expenses and general and administration expenses to finance costs, being the interest expense on lease liabilities. In addition, some amounts previously presented as cash outflows from operating activities in the Group's Consolidated Statement of Cash Flows are now presented as cash flows from investing or financing activities.

This change in accounting policy has been reflected retrospectively in the comparative Statement of Financial Position for the year ended January 31, 2019, the comparative Statement of Comprehensive Income, Statement of Cash Flows and Statement of Changes in Equity for the six months ended July 31, 2018, including the opening accumulated losses reserve at February 1, 2018 and February 1, 2019.

1. Basis of Accounting (continued)

The impact of the change in accounting policy to IFRS 16 discussed above on the comparatives to the unaudited condensed consolidated interim financial statements is disclosed in the following tables.

Impact on the Unaudited Condensed Consolidated Interim	Original Year ended January 31, 2019	Adjusted Year ended January 31, 2019	Impact
Statement of Financial Position	£000s	£000s	£000s
Non-current assets
Property, plant and equipment	616	1,540	924
Current assets
Trade and other receivables	13,547	13,491	(56)
Non-current liabilities
Lease liabilities	—	(647)	(647)
Current liabilities
Trade and other payables	(8,865)	(8,733)	132
Lease liabilities	—	(358)	(358)
Equity
Accumulated losses reserve	(76,092)	(76,097)	(5)

Impact on the Unaudited Condensed Consolidated Interim	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Statement of Financial Position	£000s	£000s	£000s
Non-current assets
Property, plant and equipment	809	2,067	1,258
Current assets
Trade and other receivables	11,134	11,087	(47)
Non-current liabilities
Lease liabilities	—	(962)	(962)
Current liabilities
Trade and other payables	(8,932)	(8,825)	107
Lease liabilities	—	(324)	(324)
Equity
Accumulated losses reserve	(93,957)	(93,925)	32

Impact on the Unaudited Condensed Consolidated Interim	Original Three months ended July 31, 2018	Adjusted Three months ended July 31, 2018	Impact
Statement of Comprehensive Income	£000s	£000s	£000s
Operating expenses
Research and development	(9,846)	(9,854)	(8)
General and administration	(2,330)	(2,327)	3
Operating profit	24,495	24,490	(5)
Finance costs	(140)	(150)	(10)
Profit for the period	26,649	26,634	(15)

1. Basis of Accounting (continued)

Impact on the Unaudited Condensed Consolidated Interim	Original Six months ended July 31, 2018	Adjusted Six months ended July 31, 2018	Impact
Statement of Comprehensive Income	£000s	£000s	£000s
Operating expenses
Research and development	(21,438)	(21,444)	(6)
General and administration	(4,661)	(4,655)	6
Operating profit	17,901	17,901	—
Finance costs	(328)	(350)	(22)
Profit for the period	20,814	20,792	(22)

Impact on the Unaudited Condensed Consolidated Interim	Original Six months ended July 31, 2018	Adjusted Six months ended July 31, 2018	Impact
Statement of Cash Flows	£000s	£000s	£000s
Profit before income tax	20,359	20,337	(22)
Adjusted for:
Finance costs	328	350	22
Depreciation	157	324	167
Increase in trade and other receivables	(336)	(327)	9
Increase in trade and other payables	(2,361)	(2,378)	(17)
Financing activities
Repayment of lease liabilities	—	(159)	(159)
Impact on net cash flows			—

The Group will continue to monitor interpretations released by the IFRS Interpretations Committee and amendments to IFRS 16 and, as appropriate, will adopt these from the effective dates.
For additional details regarding the Group's lease agreements see Note 9 'Leases'.